Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (4,977,932)	$ (4,506,180)	$ (19,166,753)	$ (17,352,073)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	159,863	168,440	656,047	624,653
Loss on disposal of property and equipment	0	6,068	6,309	0
Deferred tax benefit			0	(129,095)
Noncash interest expense	2,087	1,042	4,527	1,598,312
Share-based compensation	245,405	261,497	945,461	1,445,088
Inventory obsolescence			113,465	0
Change in fair value of derivative financial instruments			0	647,342
Other non-cash items			0	24,010
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable	163,174	39,411	136,226	359,298
Inventory	49,407	(97,849)	20,179	424,505
Other assets	43,346	199,182	263,882	(319,305)
Accounts payable	(215,361)	(80,276)	(53,229)	196,444
Accrued compensation and other liabilities	75,683	211,979	(163,223)	(1,508,937)
Deferred revenue	(6,164)	869	(13,528)	(288,246)
Net cash used in operating activities	(4,460,492)	(3,795,817)	(17,250,637)	(14,278,004)
Cash flows from investing activities
Cash acquired in business combinations			0	1,367,211
Purchases of property and equipment (net of proceeds on disposals)	(27,022)	(1,644)	(123,514)	(185,296)
Net cash (used in)/provided by investing activities	(27,022)	(1,644)	(123,514)	1,181,915
Cash flows from financing activities
Proceeds from issuance of common stock, net of issuance costs	2,122,861	0	4,405,973	17,366,620
Proceeds from issuance of convertible notes and warrants, net of issuance costs			0	1,388,815
Proceeds from issuance of promissory notes, net of issuance costs			204,895	1,741,667
Proceeds from exercise of stock options and warrants	0	9,271	23,771	2,293
Proceeds from private offering of common stock, preferred stock and warrants, net of issuance costs			9,460,749	0
Payments on debt	(25,898)	0	(178,997)	(155,000)
Payments on capital lease obligations	(52,706)	(63,327)	(251,701)	(175,317)
Net cash provided by financing activities	2,044,257	(54,056)	13,664,690	20,169,078
Effects of exchange rates on cash	(3,756)	5,254	12,565	(8,286)
Net (decrease)/increase in cash and cash equivalents	(2,447,013)	(3,846,263)	(3,696,896)	7,064,703
Cash and cash equivalents at beginning of period	4,117,324	7,814,220	7,814,220	749,517
Cash and cash equivalents at end of period	1,670,311	3,967,957	4,117,324	7,814,220
Supplemental disclosure of cash flow information
Cash paid for interest	10,702	13,021	58,564	194,288
Supplemental disclosures of noncash investing and financing activities:
Acquisition of equipment purchased through capital leases			0	580,477
Common stock issued in business combination				2,584,090
Conversion of convertible promissory notes to Series A preferred stock			0	3,000,000
Conversion of series A preferred stock into common shares			0	8,183,661
Property and equipment purchased on credit	8,685	27,767
Deferred and accrued financing costs	$ 0	$ 52,210
I P O [Member]
Supplemental disclosures of noncash investing and financing activities:
Exchange of demand notes			0	2,100,000
Convertible Debt [Member]
Supplemental disclosures of noncash investing and financing activities:
Exchange of demand notes			$ 0	$ 300,000